LONG TERM LOANS (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Current maturities of long-term loans		$ 691	$ 1,477
Short-term credit line		6,008	3,000
TAT Industries [Member]
Debt Instrument [Line Items]
Long-term debt, face amount		3,000
Current maturities of long-term loans		$ 691
Long term debt, interest rate		3.10%
Long-term debt, interest rate above LIBOR		1.50%
Long-term debt, frequency of payment		equal monthly instalments as of April 2021 through February 2031
Short-term credit line	$ 3,000		3,000
Interest rate on short-term credit line	3.60%
Short-term credit line convenant terms		The loans have financial covenants such as a) tangible net worth to funded debt ratio of not less than 3 to 1, b) positive EBITDA, and c) minimum eligible accounts receivable of $6 million.
TAT Industries [Member] | Payroll Protection Program [Member]
Debt Instrument [Line Items]
Long-term debt, face amount			3,100
TAT Industries [Member] | Payroll Protection Program [Member] | Grant [Member]
Debt Instrument [Line Items]
Long-term debt, face amount		$ 1,400	$ 1,700
TAT Industries [Member] | Aggregate [Member]
Debt Instrument [Line Items]
Long-term debt, face amount		$ 3,300